Fair Value Measurements - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets:
Short-term investments	¥ 5,042,314,438	$ 772,768,496
Investment in equity method investee under fair value option	306,275,523	46,938,777
Liabilities:
Guarantee liabilities	11,697,633	1,792,741	¥ 263,465,921
Active market (Level 1) [Member]
Assets:
Investment in equity method investee under fair value option	306,275,523	46,938,777
Observable Input (Level 2) [Member]
Assets:
Short-term investments	5,042,314,438	772,768,496
Non-Observable Input (Level 3) [Member]
Liabilities:
Guarantee liabilities	¥ 11,697,633	$ 1,792,741	¥ 263,465,921